Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.

ATTORNEYS AND COUNSELORS AT LAW

Daniel H. April

David F. Cunningham

Patrick J. Dolan

John M. Hickey

C.W.N. Thompson, Jr.

Of Counsel

Megan Hadley Koehler*

*Not admitted in New Mexico

Janet Clow, Retired

May 17, 2019

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File Nos. 33-14905/811-05201
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Trust. This filing is being made for the sole purpose of submitting XBRL exhibits relating to the risk/return information in the prospectuses of the Trust that were included in the Trust’s Rule 497(e) filing dated on April 26, 2019 (Accession No. 0001387131-19-002955).

Please contact me if you have any questions.

Sincerely,

/s/ Daniel H. April
Daniel H. April

460 St. Michael’s Drive Suite 1000 Santa Fe, New Mexico 87505	E-mail: dan_april@catchlaw.com Web address: www.catchlaw.com	Tel.: (505) 988-2900 Extension 103 Fax: (505) 988-2901

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase